Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands		Total	Share capital	Pre-funded warrants	Other capital	Deficit	Accumulated other comprehensive income
Beginning balance, number of shares (in shares) at Dec. 31, 2015	[1]		9,928,697
Beginning balance at Dec. 31, 2015		$ 21,615	$ 204,596	$ 0	$ 87,508	$ (271,621)	$ 1,132
Changes in equity [abstract]
Net income (loss)		(24,959)				(24,959)
Other comprehensive income (loss):
Foreign currency translation adjustments		569					569
Actuarial gain on defined benefit plans (note 18)		(1,479)				(1,479)
Comprehensive income (loss)		(25,869)				(26,438)	569
Share issuances in connection with a public offering (in shares)	[1]		1,150,000
Issue of equity		3,377	$ 3,377
Pre-funded warrant issuances in connection with a public offering		2,789		2,789
Share issuances pursuant to the exercise of pre-funded warrants (in shares)			950,000
Share issuances pursuant to the exercise of pre-funded warrants		0	$ 2,789	(2,789)
Share issuances in connection with at-the-market drawdowns (in shares)			889,298
Share issuances in connection with at-the-market drawdowns		3,218	$ 3,218
Share-based compensation costs		1,082			1,082
Ending balance, number of shares (in shares) at Dec. 31, 2016	[1]		12,917,995
Ending balance at Dec. 31, 2016		6,212	$ 213,980	0	88,590	(298,059)	1,701
Changes in equity [abstract]
Net income (loss)		(16,796)				(16,796)
Other comprehensive income (loss):
Foreign currency translation adjustments		(1,430)					(1,430)
Actuarial gain on defined benefit plans (note 18)		694				694
Comprehensive income (loss)		(17,532)				(16,102)	(1,430)
Share issuances pursuant to the exercise of pre-funded warrants (in shares)			301,343
Share issuances pursuant to the exercise of pre-funded warrants		977	$ 977
Share issuances in connection with at-the-market drawdowns (in shares)			3,221,422
Share issuances in connection with at-the-market drawdowns		7,378	$ 7,378
Share-based compensation costs		182			182
Ending balance, number of shares (in shares) at Dec. 31, 2017	[1]		16,440,760
Ending balance at Dec. 31, 2017		(2,783)	$ 222,335	$ 0	88,772	(314,161)	271
Changes in equity [abstract]
Net income (loss)		4,187				4,187
Other comprehensive income (loss):
Foreign currency translation adjustments		(260)					(260)
Actuarial gain on defined benefit plans (note 18)		193				193
Comprehensive income (loss)		4,120				4,380	(260)
Share-based compensation costs		570			570
Ending balance, number of shares (in shares) at Dec. 31, 2018	[1]		16,440,760
Ending balance at Dec. 31, 2018		$ 1,907	$ 222,335		$ 89,342	$ (309,781)	$ 11

[1]	Issued and paid in full.